Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Feb. 09, 2021	Jan. 08, 2021	Aug. 26, 2020	Jun. 30, 2020	May 26, 2020	Feb. 12, 2020	Jan. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events [Line Items]
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities								$ 1,150	$ 1,556	$ 0
Sale of investments held at fair value								$ 350,586	$ 9,294	$ 0
Vor [Member]
Subsequent Events [Line Items]
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities				$ 500		$ 700
Acquisition of equity instruments in other entities				961,538		1,625,000
Karuna [Member]
Subsequent Events [Line Items]
Sale of equity instruments in other entities			(1,333,333)		555,500		(2,100,000)
Sale of investments held at fair value			$ (101,600)		$ 45,000		$ (200,900)
Preferred share transations | Vor [Member]
Subsequent Events [Line Items]
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities		$ 500
Acquisition of equity instruments in other entities		961,538
Initial Public Offering [Member] | Vor [Member]
Subsequent Events [Line Items]
Sale of equity instruments in other entities	9,828,017
Share issued, price per share	$ 18.00
Number Of Shares Held	3,207,200
Percent, number of shares held	8.60%
Major ordinary share transactions [member] | Karuna [Member]
Subsequent Events [Line Items]
Sale of equity instruments in other entities	1,000,000
Number Of Shares Held	2,406,564
Percent, number of shares held	8.20%
Sale of investments held at fair value	$ 118,000